Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Summary of current and deferred income tax expense (benefit)

	For the Years Ended December 31,
	2020	2019
Current expense (benefit):
Federal	$5,085	$—
State	88	—
Total current expense (benefit)	5,173	—
Deferred expense (benefit):
Federal	(1,378,731)	(165,483)
State	(53,435)	(480,383)
Total deferred expense (benefit)	(1,432,166)	(645,866)
Total income tax expense (benefit)	$(1,426,993)	$(645,866)

Summary of reconciliation of the Company's statutory income tax rate to the Company's effective income tax rate

	For the Years Ended December 31,
	2020	2019
Income at US statutory rate	21.00%	21.00%
State taxes, net of federal benefit	1.56%	1.59%
Permanent differences	(2.68)%	(0.02)%
Recapitalization	36.49%	0.00%
Pass through income to members	(32.71)%	(21.13)%
Valuation allowance	(17.22)%	0.00%
Other	0.00%	0.51%
Effective income tax rate	6.44%	1.95%

Summary of significant components of the Company's deferred tax assets and liabilities

	For the Years Ended December 31,
	2020	2019
Accruals	$90,222	$5,732
Intangible assets	(1,238,128)	(1,438,682)
Depreciation and amortization	5,661,235	—
Expenses no currently deductible	148,708	—
Net operating loss carryforwards	57,266	783
Interest expense limitation	25,547	—
Stock-based compensation	2,505,425	—
Valuation allowance	(7,250,275)	—
Total deferred tax liability	$—	$(1,432,167)